Convertible Promissory Notes	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Convertible Promissory Notes

NOTE 9. Convertible Promissory Notes

In 2014 and 2015, the Company sold unsecured convertible promissory notes to investors, including members of the Board of Directors and beneficial owners of more than 5% of our capital stock, in the aggregate principal amount of $5.9 million. The notes were amended to extend the maturity date to December 31, 2016 and gave the holders the option to elect repayment or conversion upon maturity. The notes carried interest at a rate of 5% per annum, with interest payments deferred until conversion or maturity.

In December 2016, the Company and the holders of a majority of the outstanding principal amount of the notes, modified the conversion price upon maturity of the notes which was deemed to represent an induced conversion for accounting purposes. On December 31, 2016, the notes matured and holders of $5,670,000 in outstanding principal and $560,000 of accrued interest elected to convert their outstanding balance into 521,415 shares of Series A Preferred Stock. Upon conversion of the notes, the Company recorded debt conversion expense of $250,000 within other expense in the consolidated statement of operations and comprehensive loss. The holders of $135,000 in outstanding principal elected repayment. The holders of $120,000 in outstanding principal remained outstanding as of December 31, 2016. In March 2017, the maturity date of the notes that remained outstanding was extended to December 31, 2017.

During 2017, the Company sold unsecured convertible promissory notes in the aggregate principal amount of $5,675,000. The notes were scheduled to mature on February 28, 2019 and contained conversion provisions upon specified events. The notes carried interest at a rate of 5% per annum, with interest payments deferred until conversion or maturity.

In September 2017, the convertible note agreements were amended in order to include an automatic conversion and beneficial conversion feature upon the closing of the merger agreement.

On November 15, 2017 and in connection with the merger, holders of all of the Company's convertible promissory notes converted $5,795,000 of principal value and $162,000 of accrued interest of into 616,824 Ordinary Shares at an average conversion rate of $10.19 per share. Additionally, the Company recognized additional expense of $348,000 as a result of the beneficial conversion feature  received by the noteholders upon settlement per terms of the amended note agreements, which was charged to other expense included in the consolidated statements of operations and comprehensive loss.

The Company recognized interest expense related to the notes of $150,000, $295,000 and $251,000 during the years ended December 31, 2017, 2016 and 2015, respectively.